Award Timing Disclosure	12 Months Ended
	Dec. 29, 2024	Feb. 08, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, the Compensation Committee granted stock option awards to Ms. Hodges and Mr. Klein within the period beginning four business days before our filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report. These option grants to Ms. Hodges and Mr. Klein were part of the annual equity grants to executive officers and the broader 2024 executive compensation program that the Compensation Committee approved at its regularly scheduled quarterly meeting on February 8, 2024. The following information regarding these option grants is provided in accordance with SEC rules:

Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning
Immediately Following the
Disclosure of Material
Nonpublic Information

Michelle A. Hodges CLO	02/08/2024	9,593	$67.02	$356,357.00	(34.9)%
Patrick E. Klein Former SVP, CAO	02/08/2024	9,593	$67.02	$356,357.00	(34.9)%

Award Timing Method	In 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, the Compensation Committee granted stock option awards to Ms. Hodges and Mr. Klein within the period beginning four business days before our filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report. These option grants to Ms. Hodges and Mr. Klein were part of the annual equity grants to executive officers and the broader 2024 executive compensation program that the Compensation Committee approved at its regularly scheduled quarterly meeting on February 8, 2024.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	The following information regarding these option grants is provided in accordance with SEC rules:

Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning
Immediately Following the
Disclosure of Material
Nonpublic Information

Michelle A. Hodges CLO	02/08/2024	9,593	$67.02	$356,357.00	(34.9)%
Patrick E. Klein Former SVP, CAO	02/08/2024	9,593	$67.02	$356,357.00	(34.9)%

Hodges [Member]
Awards Close in Time to MNPI Disclosures
Name		Michelle A. HodgesCLO
Underlying Securities | shares		9,593
Exercise Price | $ / shares		$ 67.02
Fair Value as of Grant Date | $		$ 356,357
Underlying Security Market Price Change | Rate		(34.90%)
Klein [Member]
Awards Close in Time to MNPI Disclosures
Name		Patrick E. KleinFormer SVP, CAO
Underlying Securities | shares		9,593
Exercise Price | $ / shares		$ 67.02
Fair Value as of Grant Date | $		$ 356,357
Underlying Security Market Price Change | Rate		(34.90%)